3 BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations Tables
Purchase price allocation
Acquisition	Intangible Asset (Customer List)	Goodwill	Total Purchase Price
BigTech	$ 595,000	$ 255,000	$ 850,000
Virtuoso	$ 900,000	$ 931,881	$ 1,831,881
DCM	$5,400,000	$10,416,000	$15,816,000

The allocation of the purchase price for Ameri Georgia is as follows:

Equity	Intangible Asset	Goodwill	Total Purchase Price
$4,014,478	$1,815,000	$3,470,522	$9,300,000